Net Defined Benefit Liabilities (Assets) - Schedule of Amounts Recognized in the Consolidated Statements of Operations (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [abstract]
Current service cost	₩ 231,837	₩ 224,071	₩ 213,922
Net Interest cost	(3,670)	(8,826)	(17,462)
Changes due to settlements of plan & Past Service Cost	(13,428)	(13,059)	1
Transfer in(out)	4,481	19,191	(13,435)
Total expenses	₩ 219,220	₩ 221,377	₩ 183,026